Schedule I - Condensed Financial Information of Parent, Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Cash and cash equivalents	$ 329,105	$ 517,964	$ 275,998
Investment in unconsolidated subsidiary	8,196	7,700
Other assets, net	8,970	6,568
Total assets	3,595,615	3,447,009
Liabilities [Abstract]
Payable to related parties	2,084	5,042
Unsecured borrowings, net	615,922	691,390
Deferred tax liability, net	30,112	19,847
Total liabilities	3,051,906	2,853,774
Shareholders' equity	543,709	593,235	656,964	$ 756,254
Total liabilities and shareholders' equity	3,595,615	3,447,009
Fly Leasing Limited [Member]
Assets [Abstract]
Cash and cash equivalents	157,014	229,777	$ 139,339	$ 218,538
Notes receivable from subsidiaries	375,477	441,451
Investments in subsidiaries	985,476	912,163
Investment in unconsolidated subsidiary	8,196	7,700
Other assets, net	1,655	534
Total assets	1,527,818	1,591,625
Liabilities [Abstract]
Payable to related parties	223	906
Payable to subsidiaries	349,585	280,034
Unsecured borrowings, net	615,922	691,390
Deferred tax liability, net	3,739	1,946
Accrued and other liabilities	14,640	24,114
Total liabilities	984,109	998,390
Shareholders' equity	543,709	593,235
Total liabilities and shareholders' equity	$ 1,527,818	$ 1,591,625